Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.5%
Alabama — 2.5%
Alabama Housing Finance Authority, Revenue Bonds
Series H
5.000%, due 6/1/26(a)(b)	$500,000	$506,900
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	685,375
Black Belt Energy Gas District, Revenue Bonds
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	601,288
Series B
4.000%, due 10/1/52(a)(b)	1,760,000	1,762,726
5.250%, due 12/1/53(a)(b)	2,000,000	2,163,046
Series B-2
5.200%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	875,121
Series C-1
5.250%, due 6/1/26	1,800,000	1,860,769
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,064,318
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	702,594
4.000%, due 3/1/35	1,220,000	1,287,089
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 1/1/53(a)(b)	3,000,000	3,252,316
State of Alabama, General Obligation Bonds
Series A
3.000%, due 8/1/26	1,000,000	993,664
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	818,453
		16,573,659
Alaska — 0.4%
Alaska Industrial Development & Export Authority, Revenue Bonds
5.000%, due 6/1/28	100,000	101,772
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/35	500,000	576,316
5.000%, due 12/1/37	650,000	737,095
5.000%, due 12/1/39	1,000,000	1,121,938
		2,537,121
Arizona — 1.2%
Arizona Health Facilities Authority, Revenue Bonds
Series C
3.550%, due 1/1/46(a)(b)	525,000	525,000
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,592,768
Series A
3.550%, due 2/1/48(a)(b)	100,000	100,000
4.000%, due 11/1/39	600,000	592,465
5.000%, due 11/1/31	550,000	592,872
Series A Insured: BAM
5.000%, due 6/1/31	300,000	329,627
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
5.000%, due 6/1/32	$325,000	$356,369
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,030,800
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,265,930
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	524,395
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	310,760
		8,220,986
Arkansas — 0.4%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	819,785
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	537,263
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	811,018
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	420,185
		2,588,251
California — 6.0%
Bay Area Toll Authority, Revenue Bonds
Series A
3.500%, due 4/1/55(a)(b)	2,500,000	2,500,000
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	4,285,000	4,530,008
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	255,606
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	273,831
5.000%, due 11/1/29	125,000	139,621
5.000%, due 11/1/30	410,000	465,730
5.000%, due 11/1/32	225,000	263,365
5.000%, due 11/1/33	1,175,000	1,374,192
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	428,190
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,018,462
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	499,769
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,676,682

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	$1,000,000	$878,683
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	216,243
Series B Insured: AGM
5.000%, due 6/1/26	250,000	263,696
5.000%, due 6/1/27	200,000	216,243
5.000%, due 6/1/29	150,000	169,597
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,142,885
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.060%, due 8/1/30(c)	1,500,000	1,231,253
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/41	1,000,000	1,031,282
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	732,270
5.000%, due 8/1/38	500,000	559,516
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.840%, due 8/1/33(c)	1,465,000	932,197
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	565,819
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	1,100,000	1,152,611
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.400%, due 8/1/31(c)	150,000	115,963
3.540%, due 8/1/33(c)	35,000	24,700
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series B4
3.400%, due 7/1/35(a)(b)	500,000	500,000
Metropolitan Water District of Southern California, Revenue Bonds
Series E
4.690%, (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,198,618
Monterey Peninsula Community College District, General Obligation Bonds
3.930%, due 8/1/32(c)	975,000	732,772
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	560,140
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
3.050%, due 7/1/24(c)	150,000	148,115
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/34	$2,620,000	$2,632,101
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	500,000	506,219
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	510,708
5.000%, due 4/1/38	2,660,000	2,664,769
University of California, Revenue Bonds
Series BN
5.500%, due 5/15/40	1,875,000	2,273,390
Series BP-2
4.000%, due 5/15/48(a)(b)	4,500,000	4,500,000
		39,885,246
Colorado — 1.3%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,255,499
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	479,689
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,022,968
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: MORAL OBLG
4.000%, due 7/1/36	1,000,000	1,016,840
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/44	250,000	239,870
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	113,384
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	156,701
5.000%, due 12/1/29	145,000	159,357
5.250%, due 12/1/37	200,000	223,830
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	448,409
Jefferson County School District R-1, General Obligation Bonds
Insured: BAM-TCRS ST AID WITHHLDG
4.000%, due 12/15/34	3,000,000	3,224,318
		8,340,865
Connecticut — 3.3%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	641,251
5.000%, due 9/1/38	1,250,000	1,385,980

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	$155,000	$171,927
5.000%, due 3/1/36	400,000	451,260
Series B Insured: AGM
5.250%, due 9/1/30	600,000	660,313
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	248,865
4.000%, due 9/15/28	290,000	301,959
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	369,997
Series L
5.000%, due 7/1/32	1,590,000	1,628,747
Series V1
2.950%, due 7/1/36(a)(b)	500,000	500,000
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,876,253
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,096,183
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,548,468
5.000%, due 8/1/34	3,000,000	3,073,263
5.250%, due 7/1/40	1,000,000	1,160,736
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	406,120
Town of North Branford CT, G.O. Unltd Notes
5.000%, due 8/2/24	1,000,000	1,007,854
		21,529,176
Delaware — 0.2%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,155,000	1,259,298

District of Columbia — 1.8%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,558,638
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,045,448
5.000%, due 7/1/26(a)(b)	2,014,000	2,046,733
5.000%, due 10/1/41(a)(b)	2,000,000	2,060,569
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,324,732
		12,036,120
	Principal Amount	Value
Municipal Bonds (continued)
Florida — 4.6%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	$1,235,000	$1,236,996
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,088,307
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,010,212
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,079,234
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,188,482
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,674,113
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	403,696
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	4,949,916
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,110,356
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,089,418
Florida Development Finance Corp., Revenue Bonds
4.000%, due 7/1/24	200,000	199,473
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,022,771
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	752,138
5.000%, due 10/1/31	400,000	458,685
5.000%, due 10/1/33	200,000	231,916
5.000%, due 10/1/37	425,000	478,028
5.000%, due 10/1/39	475,000	525,570
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
3.750%, due 11/1/38(a)(b)	500,000	500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,780,000	2,004,415
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,406,673
North Springs Improvement District, Special Assessment
Series 1 Insured: AGM
4.000%, due 5/1/28	60,000	62,745
4.000%, due 5/1/30	45,000	48,016

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	$1,000,000	$1,026,752
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,809,825
		30,357,737
Georgia — 3.2%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,539,548
Series A
5.000%, due 11/1/38	1,000,000	1,062,391
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
5.264%, (SOFR + 1.70%), due 12/1/53(a)	5,000,000	5,021,627
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,506,676
Series B
4.000%, due 8/1/49(a)(b)	3,090,000	3,095,002
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,073,255
5.000%, due 1/1/39	3,500,000	3,634,666
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	456,894
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	293,047
5.250%, due 2/1/39	425,000	494,917
5.250%, due 2/1/40	450,000	521,574
5.250%, due 2/1/41	400,000	461,767
5.250%, due 2/1/42	350,000	402,194
5.250%, due 2/1/43	425,000	486,870
		21,050,428
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/24	775,000	775,924
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	661,025
		1,436,949
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,043,753
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,186,989
		2,230,742
Illinois — 8.8%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	499,727
Chicago Midway International Airport, Revenue Bonds
Series B
5.000%, due 1/1/35	1,000,000	1,000,113
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	$1,335,000	$1,497,059
Series B
5.000%, due 1/1/39	2,700,000	2,911,819
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	250,000
Series D
4.000%, due 1/1/34	1,000,000	1,030,075
4.000%, due 1/1/35	645,000	663,083
Series E Insured: BAM
4.000%, due 11/15/31	500,000	518,396
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.250%, due 12/1/49	2,000,000	2,009,396
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/32	1,500,000	1,638,161
5.250%, due 1/1/28	1,000,000	1,016,603
5.500%, due 1/1/40	1,000,000	1,085,439
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,106,574
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,110,602
5.250%, due 12/15/39	1,000,000	1,124,076
5.250%, due 12/15/40	1,000,000	1,117,549
Illinois Development Finance Authority, Revenue Bonds
3.190%, due 7/15/25(c)	500,000	477,491
Illinois Finance Authority, Revenue Bonds
Series A
4.000%, due 10/1/38	2,500,000	2,501,122
5.000%, due 8/15/30	1,300,000	1,466,888
Series C
3.600%, due 8/15/49(a)(b)	500,000	500,000
Illinois Housing Development Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	3,000,000	3,068,626
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/39	1,170,000	1,357,638
5.000%, due 1/1/40	1,500,000	1,528,067
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,046,585
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/31	700,000	727,101
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	336,262

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A
5.000%, due 12/15/28	$1,500,000	$1,595,724
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,033,601
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	260,004
5.000%, due 10/1/28	650,000	697,568
5.000%, due 10/1/30	690,000	760,689
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,825,040
5.000%, due 1/1/30	500,000	562,642
Series C
5.500%, due 1/1/36	1,500,000	1,657,886
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	402,074
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/33	500,000	526,893
Insured: BAM
5.500%, due 12/1/34	800,000	943,135
5.500%, due 12/1/35	1,000,000	1,176,387
Series B
4.000%, due 10/15/24	165,000	165,562
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,601,722
5.000%, due 3/1/30	1,000,000	1,106,237
Series CR Insured: AGM-CR
5.250%, due 2/1/34	1,000,000	1,001,303
Series D
5.000%, due 11/1/28	1,000,000	1,066,967
State of Illinois Sales Tax Revenue, Revenue Bonds
Series C Insured: BAM
4.000%, due 6/15/27	600,000	608,058
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	477,289
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,209,726
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,252,964
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/32	375,000	397,080
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	$465,000	$504,586
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	840,365
Insured: BAM
5.000%, due 1/1/36	445,000	508,623
5.250%, due 1/1/39	555,000	624,719
		58,395,296
Indiana — 4.0%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,166,671
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,404,980
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,948,477
5.000%, due 1/1/42	1,525,000	1,663,310
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,233,196
Series B Insured: ST INTERCEPT
6.000%, due 7/15/35	1,025,000	1,286,843
6.000%, due 7/15/36	1,000,000	1,250,702
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	3,000,000	3,051,115
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,032,089
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	1,000,000	1,121,763
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	248,299
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,305,818
6.000%, due 7/15/38	600,000	704,381
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	608,250
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,147,313
		26,173,207

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Iowa — 1.4%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/24	$1,305,000	$1,304,774
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,641,097
2.000%, due 6/1/36	2,060,000	1,629,275
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,081,971
Iowa Finance Authority, Revenue Bonds
Series E
3.700%, due 2/15/41(a)(b)	500,000	500,000
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	322,445
5.000%, due 10/1/35	360,000	385,228
5.000%, due 10/1/36	365,000	388,383
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	422,441
5.000%, due 6/1/25	440,000	450,732
5.000%, due 6/1/26	465,000	486,494
5.000%, due 6/1/27	490,000	524,599
		9,137,439
Kansas — 0.4%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/31	420,000	475,292
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,793,047
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	517,563
		2,785,902
Kentucky — 1.1%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	506,096
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	999,548
Kentucky Public Energy Authority, Revenue Bonds
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,715,371
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,328,996
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	76,255
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	$500,000	$519,423
		7,145,689
Louisiana — 1.3%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/29	290,000	317,032
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	622,568
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,405,061
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	106,102
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,167,198
		8,617,961
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	159,856
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM ST INTRCPT ST RES BD GTY
5.000%, due 7/1/32	500,000	576,180
		736,036
Maryland — 0.8%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	928,735
Maryland Community Development Administration, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,058,399
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,922,422
State of Maryland, General Obligation Bonds
Series A
5.000%, due 3/15/36	1,100,000	1,312,946
		5,222,502
Massachusetts — 0.9%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,330,633
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
6.340%, due 7/1/31(c)	1,000,000	756,901

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.260%, due 1/1/29(c)	$570,000	$486,288
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	512,452
Series U
3.550%, due 10/1/42(a)(b)	500,000	500,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series R
2.400%, due 11/1/49(a)(b)	500,000	500,000
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.800%, due 12/1/25	540,000	503,385
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,050,675
		5,640,334
Michigan — 4.1%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	198,739
5.000%, due 6/1/28	90,000	98,161
5.000%, due 6/1/30	210,000	238,025
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,057,833
5.000%, due 5/1/40	1,000,000	1,101,306
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,193,754
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,036,614
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	511,747
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,584,320
Series C
5.250%, due 7/1/33	1,500,000	1,574,969
Michigan Finance Authority, Revenue Bonds
5.000%, due 4/15/29	1,000,000	1,110,269
5.000%, due 2/15/34	235,000	256,211
5.000%, due 11/1/44	1,000,000	1,006,381
Series A
4.000%, due 6/1/34	500,000	517,822
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,217,644
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	$2,000,000	$2,059,652
Insured: HUD SECT 8
5.000%, due 12/1/25(a)(b)	1,000,000	1,008,437
5.000%, due 12/1/25(a)(b)	1,000,000	1,007,621
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,515,949
4.000%, due 5/1/37	2,655,000	2,756,004
State of Michigan, General Obligation Bonds
Series A
3.625%, due 5/15/24	1,080,000	1,076,024
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,357,024
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	511,449
		26,995,955
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,364,263
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,675,000	4,503,021
		5,867,284
Missouri — 3.1%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,365,198
5.000%, due 9/1/28	1,000,000	1,088,180
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	147,777
Series B
3.550%, due 3/1/40(a)(b)	500,000	500,000
Series F
3.700%, due 6/1/36(a)(b)	500,000	500,000
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,813,561
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,472,273
5.000%, due 12/1/40	1,445,000	1,478,830
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,824,438
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	556,436

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Springfield School District No R-12, General Obligation Bonds
Series 12
1.750%, due 3/1/31	$2,310,000	$1,971,376
St. Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
26.340%, due 3/1/27(c)	2,095,000	1,878,024
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	163,833
6.000%, due 3/1/29	150,000	173,048
6.000%, due 3/1/31	35,000	42,399
6.000%, due 3/1/33	500,000	625,130
6.000%, due 3/1/35	530,000	660,327
		20,260,830
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	376,620

Nebraska — 0.9%
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	346,435
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	2,835,000	2,993,435
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,263,938
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,200,937
		5,804,745
Nevada — 0.4%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	825,000	846,176
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	845,000	965,867
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	1,002,867
		2,814,910
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 4/1/30	665,000	673,215
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,501,859
		3,175,074
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 1.6%
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	$415,000	$411,392
New Jersey Economic Development Authority, Revenue Bonds
4.914%, due 3/1/24	1,000,000	999,316
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	482,932
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A Insured: HUD SECT 8
3.500%, due 7/1/25(a)(b)	1,635,000	1,632,173
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,965,167
Series AA
5.000%, due 6/15/37	1,300,000	1,449,808
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,116,170
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	529,677
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.000%, due 6/1/46	1,000,000	1,017,096
		10,603,731
New Mexico — 0.2%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	702,633
New Mexico Hospital Equipment Loan Council, Revenue Bonds
Series B
3.700%, due 8/1/34(a)(b)	500,000	500,000
		1,202,633
New York — 6.8%
Camden Central School District, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/27	1,180,000	1,222,764
City of New York NY, General Obligation Bonds
Series B-1
5.250%, due 10/1/47	3,000,000	3,351,892
Series F-1
5.000%, due 6/1/34	1,090,000	1,116,672
5.000%, due 8/1/38	500,000	580,012
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,683,886
Long Island Power Authority, Revenue Bonds
Series A
5.000%, due 9/1/39	600,000	603,414

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series A1
5.000%, due 11/15/29	$500,000	$518,360
New York City Housing Development Corp., Revenue Bonds
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	777,556
New York City Municipal Water Finance Authority, Revenue Bonds
Series 2
3.700%, due 6/15/43(a)(b)	500,000	500,000
Series HH
5.000%, due 6/15/37	2,000,000	2,040,824
5.000%, due 6/15/39	1,500,000	1,525,581
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,526,798
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	163,423
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1
4.000%, due 11/1/38	1,000,000	1,029,657
Series A-3
4.000%, due 5/1/43	215,000	214,514
Series B4
3.700%, due 8/1/42(a)(b)	500,000	500,000
Series D1
5.000%, due 2/1/34	700,000	701,832
Series D-1
5.500%, due 11/1/45	2,000,000	2,326,332
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	464,045
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	2,000,000	2,016,428
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	875,168
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,455,087
New York State Dormitory Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,525,273
Series A
4.000%, due 3/15/39	500,000	514,498
4.000%, due 3/15/41	1,500,000	1,511,597
5.000%, due 3/15/35	1,000,000	1,018,817
5.000%, due 7/1/39	1,220,000	1,269,048
Series B
5.000%, due 2/15/40	820,000	865,150
Series E
3.000%, due 3/15/41	500,000	438,047
5.000%, due 3/15/41	2,000,000	2,130,965
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	$285,000	$266,655
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,175,024
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,067,013
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,409,386
Series A
5.000%, due 11/15/40	2,900,000	2,946,675
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,251,782
Series B-3
5.000%, due 11/15/38	1,000,000	1,026,286
Series C
5.000%, due 11/15/37	1,000,000	1,077,462
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	583,519
		45,271,442
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
3.800%, due 1/15/38(a)(b)	500,000	500,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,740,655
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,233,720
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	923,431
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	1,000,000	1,000,000
		6,397,806
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,219,364
Series A Insured: AGM
5.000%, due 12/1/26	400,000	420,540
5.000%, due 12/1/27	450,000	480,416
5.000%, due 12/1/28	500,000	541,978
5.000%, due 12/1/29	675,000	743,346
		3,405,644
Ohio — 1.8%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,261,317

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	$1,000,000	$1,020,602
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,154,453
5.500%, due 12/1/39	1,330,000	1,526,325
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	776,738
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,083,360
County of Franklin OH, Revenue Bonds
Series B
3.550%, due 11/1/42(a)(b)	500,000	500,000
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,027,626
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	634,996
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,052,777
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,058,340
		12,096,534
Oregon — 0.1%
Oregon State Facilities Authority, Revenue Bonds
Series B
3.750%, due 8/1/34(a)(b)	500,000	500,000

Pennsylvania — 2.6%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	508,277
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
4.720%, due 11/15/37(c)	750,000	425,689
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,397,396
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	926,562
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,027,446
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	380,000	412,279
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	$250,000	$261,871
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,175,985
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	90,000	85,226
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.346%, (0.670* 3 Month ICE LIBOR USD+0.60%), due 7/1/27(a)	110,000	109,023
Series B
5.000%, due 10/1/34	1,000,000	1,030,738
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 141A
5.750%, due 10/1/53	860,000	914,651
Pennsylvania Turnpike Commission, Revenue Bonds
Series A-1
5.000%, due 12/1/41	2,000,000	2,050,770
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	535,673
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,495,106
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	612,385
5.000%, due 9/1/36	1,285,000	1,485,522
		17,454,599
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2B Insured: NATL
5.000%, due 7/1/24	25,000	25,005
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	424,530
5.000%, due 7/1/31	500,000	550,225
		999,760
Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	270,161
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	506,059
Series F
5.500%, due 5/15/39	1,320,000	1,514,521
5.500%, due 5/15/41	180,000	204,781
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A
5.000%, due 10/1/28	350,000	379,552

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	$650,000	$690,529
		3,565,603
South Carolina — 1.8%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.464%, (SOFR + 1.90%), due 2/1/54(a)	6,000,000	6,031,834
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	103,109
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,289,049
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,020,087
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,170,615
		11,614,694
South Dakota — 0.0%(d)
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	300,000	318,479

Tennessee — 0.9%
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	806,510
5.000%, due 7/1/27(a)(b)	520,000	534,369
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	3,008,291
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/15/42	1,000,000	1,039,220
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	510,172
		5,898,562
Texas — 14.7%
Alamito Public Facility Corp., Revenue Bonds
Insured: FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,988,425
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,027,447
Insured: HUD SECT 8 FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,996,382
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,618,923
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	$2,200,000	$2,525,828
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,540,113
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,026,500
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,300,290
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,383,029
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	261,453
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/34	1,300,000	1,307,770
City of Austin TX Airport System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/46	1,000,000	1,025,333
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,472,325
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	763,178
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	352,439
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,050,929
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series B
5.000%, due 11/15/35	2,000,000	2,080,226
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	254,976
Series A
5.000%, due 2/1/44	1,035,000	1,096,101
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/27	125,000	133,137
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	170,275
3.000%, due 8/15/35	250,000	232,596
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/49	1,000,000	1,106,693

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	$6,625,000	$6,879,319
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,580,569
5.000%, due 2/15/36	1,250,000	1,281,153
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,053,791
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	726,536
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,275,387
Forney Independent School District, General Obligation Bonds
Insured: BAM
4.110%, due 8/15/41(c)	255,000	85,483
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,305,930
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	771,176
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	370,027
4.000%, due 9/1/33	370,000	389,618
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,784,692
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,291,990
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,285,033
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,776,473
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	329,236
6.500%, due 4/1/29	325,000	357,065
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,305,587
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,132,056
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	$1,600,000	$1,832,721
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	1,021,658
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,026,169
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,914,961
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	381,528
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	728,849
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	912,162
Series 2
4.000%, due 6/1/30	1,020,000	1,017,561
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,616,539
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	577,310
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,151,835
Series B
5.000%, due 1/1/45	1,300,000	1,312,796
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	350,000	392,510
5.000%, due 2/15/41	400,000	446,577
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,073,902
5.000%, due 2/15/39	2,000,000	2,045,980
5.000%, due 2/15/41	1,500,000	1,531,829
Rankin Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/33	1,000,000	1,001,229
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,126,531
5.250%, due 2/15/41	2,000,000	2,198,673
State of Texas, General Obligation Bonds
Series A
5.000%, due 4/1/35	1,000,000	1,039,245

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Series B
5.000%, due 10/1/36	$3,000,000	$3,074,362
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.417%, (0.66* 3 Month SOFR + 0.86%), due 9/15/27(a)	1,850,000	1,815,811
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	508,577
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,659,963
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,490,415
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	551,795
Series A
5.000%, due 10/15/43	2,000,000	2,127,214
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	512,595
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	664,393
		97,451,179
Utah — 3.6%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,383,269
City of Murray UT, Revenue Bonds
Series A
3.550%, due 5/15/37(a)(b)	2,500,000	2,500,000
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,275,296
County of Utah UT, Revenue Bonds
Series A
5.000%, due 5/15/45	1,000,000	1,002,641
Series B
5.000%, due 5/15/46	2,070,000	2,117,768
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/29	750,000	844,335
5.000%, due 7/1/30	500,000	574,499
5.000%, due 7/1/41	1,000,000	1,116,883
5.250%, due 7/1/43	2,125,000	2,412,003
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	2,557,184	2,529,206
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	540,896
	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	$250,000	$248,928
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,917,873
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,250,000	2,488,328
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	514,858
5.000%, due 10/15/32	100,000	106,573
5.500%, due 10/15/33	1,000,000	1,124,703
		23,698,059
Vermont — 0.1%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/26	605,000	623,975

Virginia — 2.3%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,285,203
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,032,282
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	1,999,619
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,379,554
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,112,963
5.000%, due 7/1/38	600,000	664,326
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,010,052
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	163,231
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,059,723
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	1,001,594
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,397,964
		15,106,511

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Washington — 2.8%
County of King WA Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 1/1/47	$5,000,000	$5,037,873
Series A
4.780%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,936,976
Series B
5.000%, due 7/1/36	1,000,000	1,043,516
Energy Northwest, Revenue Bonds
Series A
5.000%, due 7/1/36	1,000,000	1,104,933
5.000%, due 7/1/38	1,000,000	1,020,892
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,349,756
Port of Seattle WA, Revenue Bonds
Series A
5.000%, due 4/1/32	1,000,000	1,008,052
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	252,475
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	551,850
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	845,000	916,171
Series D
5.000%, due 2/1/35	600,000	600,404
Series R
5.000%, due 7/1/41	1,420,000	1,625,898
		18,448,796
West Virginia — 0.6%
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,547,898
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,375,683
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	907,573
		3,831,154
Wisconsin — 1.8%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	474,875
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	964,993
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/24	35,000	34,808
4.000%, due 10/1/30	265,000	256,837
4.000%, due 10/1/31	390,000	376,722
4.000%, due 10/1/32	390,000	375,304
4.000%, due 10/1/33	420,000	402,396
4.000%, due 10/1/34	390,000	370,748
5.000%, due 3/1/41	1,000,000	1,015,915
5.000%, due 3/1/46	3,000,000	3,032,841
	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Insured: AGM
5.000%, due 2/15/33	$425,000	$465,916
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,626,769
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B Insured: HUD SECT 8
0.500%, due 11/1/50(a)(b)	235,000	227,634
		11,625,758
Wyoming — 0.5%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,270,784

Total Municipal Bonds
(Cost $643,649,524)		650,582,065

	Shares	Value
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 4.02%(e)
(Cost $3,432,134)	3,432,515	3,432,134

Total Investments — 99.0% (Cost $647,081,658)		654,014,199
Other Assets and Liabilities, Net — 1.0%		6,831,695
Net Assets — 100%		$660,845,894

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at January 31, 2024.

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2024 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
ICE LIBOR	- Intercontinental Exchange London Interbank Offered Rate.
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$650,582,065	$—	$650,582,065
Short-Term Investment:
Money Market Fund	3,432,134	—	—	3,432,134
Total Investments in Securities	$3,432,134	$650,582,065	$—	$654,014,199

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.